Other operating expenses, net (Details) - Schedule of other operating expenses, net - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Other Operating Expenses Net [Abstract]
Result with property, plant and equipment	R$ (32)	R$ 14
Reversal (provision) for legal proceedings	(2)	3
Restructuring expenses and others	(25)	(46)
Others		(1)
Total	R$ (59)	R$ (30)